SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - CAD ($)	Mar. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Cash held in banks	$ 4,339,736	$ 3,093,612